Annual Total Returns - Fidelity Total Emerging Markets Fund [BarChart] - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 - Fidelity Total Emerging Markets Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Nov. 01, 2011
Fidelity Total Emerging Markets Fund
Bar Chart Table:
Annual Return 2012	20.23%
Annual Return 2013	0.97%
Annual Return 2014	(2.73%)
Annual Return 2015	(6.96%)
Annual Return 2016	12.22%
Annual Return 2017	29.59%
Annual Return 2018	(14.18%)
Annual Return 2019	21.71%